Equity (Reclass and Changes in Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other income, net	$ 1,151		$ 952	$ 573
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,880)		(5,448)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	2,008
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	560
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	6,074		5,200	5,216
Income Tax Expense (Benefit)	2,238		1,711	2,134
Sales Revenue, Goods, Net	45,253		40,729	38,882
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(79)		3
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(100)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	18
Accumulated Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	170		654
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(509)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	25
Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,267)		(6,250)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	2,409
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	574
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	296		145
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	208
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(57)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(23)
Income Tax Expense (Benefit)	5
Net Income (Loss) Available to Common Stockholders, Basic	(18)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other income, net	(25)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Comprehensive (Income) Loss Amortization Adjustment from AOCI Pension and Other Postretirement Benefit Plans for Net Prior Service Cost (Credit) and Net Transition Asset (Obligation), before Tax	44	[1]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(950)	[1]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(906)
Income Tax Expense (Benefit)	332
Net Income (Loss) Available to Common Stockholders, Basic	(574)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other income, net	91
Income Tax Expense (Benefit)	(34)
Net Income (Loss) Available to Common Stockholders, Basic	57
Foreign Exchange Contract [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sales Revenue, Goods, Net	(25)
Other Contract [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other income, net	$ 2

[1]	(1) These accumulated other comprehensive components are included in the computation of net periodic pension cost (see Note 12 for additional details).